Disclosure of detailed information about non-cash working capital (Details) - USD ($) $ in Thousands	9 Months Ended
	May 31, 2019	May 31, 2018
Statements [Line Items]
Amounts receivable, prepaid expenses and other assets	$ 500	$ (275)
Accounts payable and accrued liabilities	247	392
Net change in non-cash working capital	$ 747	$ 117